Note 15: Subsequent Events (Details) (USD $)	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012
Details
Stock issued through Private Placement Offering, Shares	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 1.00	[1]	$ 1.00	[1]	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Stock issued through Private Placement Offering, Amount	$ 10,000	[1]	$ 5,000	[1]	$ 30,000	$ 100,000	$ 20,000	$ 20,000

[1]	After a reverse stock split.